Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax liabilities:
Deferred tax liabilities	$ (17,085)	$ (2,344,514)	$ (70,925)
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	666,297	2,344,514	863,034
Net deferred tax assets	649,212		792,109
Less: temporary differences not recognized	(649,212)		(792,109)
Net deferred tax recognized in the statement of financial position	0	0
Interest and Royalty Income Receivable Future Assessable Income
Deferred tax liabilities:
Deferred tax liabilities	(17,085)	(2,344,514)	(70,925)
Recognition of Tax Losses
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences		1,508,764
Accrued Expenses and Other Liabilities
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	198,607	205,458	303,383
Employee Provisions
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	161,159	152,675	128,812
Other Miscellaneous Items
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	$ 306,531	$ 477,617	$ 430,839